Earnings /Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Reconciliation of NRG's basic and diluted earnings per share
The reconciliation of NRG's basic income/(loss) per share to diluted income/(loss) per share is shown in the following table:

	Year Ended December 31,
(In millions, except per share amounts)	2019	2018	2017
Basic income/(loss) per share attributable to NRG, Inc;
Net income/(loss) attributable to NRG Energy, Inc. common stockholders	$4,438	$268	$(2,153)
Weighted average number of common shares outstanding-basic	262	304	317
Income/(Loss) per weighted average common share — basic	$16.94	$0.88	$(6.79)
Diluted income/(loss) per share attributable to NRG, Inc;
Net income/(loss) attributable to NRG Energy, Inc. common stockholders	$4,438	$268	$(2,153)
Weighted average number of common shares outstanding-basic	262	304	317
Incremental shares attributable to the issuance of equity compensation (treasury stock method)	2	4	—
Weighted average number of common shares outstanding-diluted	264	308	317
Income/(Loss) per weighted average common share — diluted	$16.81	$0.87	$(6.79)

Summary of NRG's outstanding equity instruments that are anti-dilutive and were not included in the computation of the Company's diluted earnings per share
The following table summarizes NRG's outstanding equity instruments that are anti-dilutive and were not included in the computation of the Company's diluted income/(loss) per share:

	Year Ended December 31,
(In millions)	2019	2018	2017
Equity compensation plans	—	—	5